MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                December 8, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:   MONEY MARKET OBLIGATIONS TRUST ("Trust" or "Registrant")
                  California Municipal Cash Trust
                         Cash Series Shares and Institutional
                         Capital Shares
                  Connecticut Municipal Cash Trust
                        Cash Series Shares
                  Florida Municipal Cash Trust
                        Cash Series Shares
                  Government Obligations Fund
                        Institutional Capital Shares
                  Massachusetts Municipal Cash Trust
                        Cash Series Shares
                  New Jersey Municipal Cash Trust
                        Cash Series Shares
                  New York Municipal Cash Trust
                        Cash Series Shares and Institutional Shares
                  Prime Management Obligations Fund
                        Institutional Capital Shares and Institutional Service Shares
                  Virginia Municipal Cash Shares
                        Cash Series Shares

            1933 Act File No. 33-31602
            1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 3, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 73 on December 3, 2004.



     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary